Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Description of Plan [Line Items]
Description of Plan
1.
DESCRIPTION OF THE PLAN

General — The following description of the Johns Manville Employees 401(k) Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

The Plan is a defined contribution plan sponsored by Johns Manville Corporation (the “Plan Sponsor”) and offered through its wholly owned subsidiary, Johns Manville (the “Company”). The Plan provides eligible employees a convenient means for regular and systematic savings through pre-tax contributions, after-tax contributions and Roth accounts. The Plan offers multiple investment options through Fidelity Management Trust Company (“Fidelity” or the “Trustee”), the trustee of the Plan, which administers, manages, and reports the Plan’s investment transactions. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).

Investments — Participants direct the investment of their contributions into the various funds offered by the Plan. The Plan offers mutual funds, target date common collective trust funds and a unitized stock fund that includes Class B common stock of Berkshire Hathaway, Inc. (“Berkshire Common Stock”), the ultimate parent company of Johns Manville Corporation.

Eligibility — All regular employees including full-time, part-time, interns, non-union hourly and union hourly employees at participating Company locations are eligible to become Plan participants on the first day of employment or immediately upon reemployment.

The Plan includes an auto-enrollment provision whereby all newly eligible employees are automatically enrolled in the Plan 31 days following their dates of hire, unless they affirmatively elect not to participate in the Plan or make their own election. Automatically enrolled participants have their pre-tax deferral rate set at 3% of eligible compensation and their contributions are invested in the T. Rowe Price Retirement Date Trust that aligns with their projected year of retirement until changed by the participant.

Company Contributions — The Company contribution for salaried employees and non-union hourly employees is based on a 50% fixed match on the first 6% of pre-tax and/or Roth employee contributions up to a maximum of 3% of eligible compensation, plus up to 50% variable match on the first 6% of pre-tax and/or Roth employee contributions up to a maximum of 3% of eligible compensation based on the operating performance of the Company and management’s sole discretion. The Company may also, at its sole discretion, contribute an additional variable match of up to 1% of eligible compensation if the participant is contributing between 6% and 7% in pre-tax and/or Roth contributions.

The Company contributions for union hourly employees is based on 50% of the first 6% of pre-tax and/or Roth contributions up to a maximum of 3% of eligible compensation. The Company may make variable matching contributions in a specified percentage (as agreed upon in each collective bargaining agreement) up to 50% of the first 6% of pre-tax and/or Roth employee contributions up to a maximum of 3% of eligible compensation. Such variable matching contributions are based upon the operating performance of the Company and management’s sole discretion. All employer contributions are based on negotiated rates within the collective bargaining agreements.

Company contributions of $12,525,010 and $14,704,344 related to the Company’s variable match were accrued for as of December 31, 2025 and 2024, respectively. Voluntary after-tax contributions, catch-up contributions and rollover contributions are not matched by the Company. The Company’s annual contribution made on behalf of any one employee is subject to certain maximums as specified in the Plan and the Internal Revenue Code (IRC).

Participant Contributions — Eligible employees may contribute to the Plan through a reduction in salary on a pretax and/or Roth basis from 1% to 75% of eligible compensation. Employees may elect to contribute 1% to 9% of eligible compensation on an after-tax basis regardless of the percentage of pretax and Roth contributions. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans, which represent a rollover to the Plan. Contributions are subject to certain IRC limitations. In addition to the regular catch-up contributions for participants aged 50 and older, beginning in 2025, the Internal Revenue Service (IRS) introduced an increased catch-up contribution limit for employees that are or will be the ages of 60 to 63 within the 2025 calendar year.

Contribution Limitations — Amounts invested by a participant in the Berkshire Hathaway Class B Unitized Stock Fund (Berkshire Fund), an investment option of the Plan that invests in Berkshire Common Stock, cannot exceed 25% of their contributions or total value of their account.

Participant Accounts — Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contribution, the Company’s matching contribution, and allocations of the Company’s discretionary contributions, participant forfeitures, as applicable, and Plan earnings, and charged with withdrawals and an allocation of Plan losses and administrative expenses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account. Participants may change their deferral percentage of authorized payroll deductions at any time in accordance with administrative notice requirements.

Vesting — Participant contributions and earnings thereon vest to the participant immediately. Company contributions and the earnings thereon vest 100% to the participant after three years of service.

Withdrawals — Active employees may take a distribution of their vested Company matching contributions according to the provisions of the Plan. Company matching contributions must have been in the Plan for at least 24 months or the member must have a minimum of five years participation to qualify for an in-service distribution. All other vested amounts (except those relating to participant pre-tax and conversion contributions and earnings thereon) may be withdrawn by the participant at any time subject to the maximum number of withdrawals available. For eligible contributions made to the Plan prior to July 1, 2010, participants can take up to four in-service withdrawals from their vested account balance in any plan year. For eligible contributions made to the Plan on and after July 1, 2010, participants can take “Extreme Hardship” withdrawal and one in-service withdrawal not due to “Extreme Hardship” from their vested account balance each calendar year. Employee pre-tax contributions and earnings thereon may not be withdrawn until the participant attains age 59-1/2, leaves the Company, or furnishes satisfactory proof of financial hardship. Rollover contributions are available for immediate withdrawal. Conversion contributions are not eligible for withdrawal. The minimum amount per non-hardship in-service withdrawal is $200. The Plan allows for payments from the Berkshire Fund to be distributed in shares of Berkshire Common Stock, in accordance with the participant’s election.

If a participant’s employment is terminated for reasons other than death, disability, or retirement, the participant forfeits any unvested Company contributions and applicable earnings. Participants with vested balances (excluding rollover contributions) greater than $7,000 can elect to defer distribution of their account until the minimum required distribution rules apply. All other participants cannot defer and are subject to a lump sum payout or rollover to Fidelity Individual Retirement account. If the participant dies before receiving a full distribution of their account, the vested portion must be distributed to the designated beneficiary no later than certain deadlines established by law.

Notes Receivable from Participants — Participants may borrow from their accounts a minimum of $1,000 up to a maximum of the lesser of one-half of the vested account balance or $50,000. The loans are secured by an assignment of a participant’s vested interest in the Plan, and bear interest at Reuter’s prime rate plus 1% as of the last business day of the month preceding the month in which the loan is processed. Principal and interest are paid ratably through payroll deductions or as a lump sum for the outstanding loan balance. Loan terms range from 1 to 5 years; however, terms may exceed 5 years for the purchase of a primary residence. As of December 31, 2025, participant loans have maturities through 2050 at interest rates ranging from 4.25% to 10%.

Forfeited Accounts — Forfeitures serve to reduce future contributions from the Company. As of December 31, 2025 and 2024, the forfeitures account balances were $72,025 and $618,871, respectively. During 2025, employer contributions were reduced by approximately $2,186,676 from forfeited nonvested accounts. If a participant is not rehired by the Company and does not make a withdrawal, the nonvested accounts will be forfeited after five years, or upon a total distribution if earlier. A participant who takes a total distribution and is subsequently rehired by the Company within five years has the option of repaying to the Plan, within five years of the reemployment date, cash in one lump-sum equal to the full amount received from the Plan at termination. If such repayment is made, the Company will restore to the participant’s account, the amounts previously forfeited.